Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales:
Total sales	$ 13,968	$ 3,771
Cost of sales:
Total cost of sales	8,805	2,823
Gross profit	5,163	948
Pharmacy operations (Note 13)	5,687	3,988
General and administrative (Note 14)	16,562	13,285
Selling and marketing	3,043	3,276
Research and development	682	1,106
Merger expenses	4,691	0
Goodwill write-off	0	137
Operating loss	(25,502)	(20,844)
Other loss, net (Note 15)	(110)	0
Interest income	43	45
Interest expense	(1,241)	(734)
Loss before income taxes	(26,810)	(21,533)
Income tax (Note 16)	0	0
Net loss	$ (26,810)	$ (21,533)
Net loss per share - basic (in USD per share)	$ (4.69)	$ (13.37)
Net loss per share - diluted (in USD per share)	$ (4.69)	$ (13.37)
Weighted average shares outstanding - basic (in shares)	5,722,095	1,610,620
Weighted average shares outstanding - diluted (in shares)	5,722,095	1,610,620
Pharmacy and hardware sales
Sales:
Total sales	$ 10,596	$ 3,385
Cost of sales:
Total cost of sales	8,593	2,674
Service sales
Sales:
Total sales	3,372	386
Cost of sales:
Total cost of sales	$ 212	$ 149